LEASES	6 Months Ended
Jun. 30, 2022
LEASES

11.	LEASES

(a)	Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the year/period are as follows:

	Motor Vehicles	Offices and warehouse	Total
	CNY	CNY	CNY

As of January 1, 2021	408	3,152	3,560
Addition	—	157	157
Depreciation charge	(163)	(1,203)	(1,366)
As of December 31, 2021	245	2,106	2,351

As of January 1, 2022	245	2,106	2,351
Depreciation charge	(82)	(625)	(707)

As of June 30, 2022	163	1,481	1,644
As of June 30, 2022 (US$)	24	221	245

(b)	Lease liabilities

The carrying amount of lease liabilities and the movements during the year/period are as follows:

	Motor Vehicles	Offices and Warehouse	Total
	CNY	CNY	CNY

As of January 1, 2021	502	3,048	3,550
Addition	—	102	102
Accretion of interest recognized during the period	17	133	150
Payments	(364)	(1,249)	(1,613)

As of December 31, 2021	155	2,034	2,189
Analyzed into:
Current portion	155	826	981
Non-current portion	—	1,208	1,208

As of January 1, 2022	155	2,034	2,189
Accretion of interest recognized during the period	4	49	53
Payments	—	(596)	(596)

As of June 30, 2022	159	1,487	1,646
Analyzed into:
Current portion	159	454	613
Non-current portion	—	1,033	1,033

As of June 30, 2022 (US$)	24	222	246
Current portion (US$)	24	67	91
Non-current portion (US$)	—	155	155

(c)	Lease related expenses

The following are the amounts recognized in profit of loss in relation to leases:

	Six months ended June 30,
	2021	2022	2022
	CNY	CNY	US$
	(As adjusted and unaudited)	(Unaudited)	(Unaudited)

Depreciation expense of right-of-use assets	681	707	106
Interest on lease liabilities	86	53	8
Expense relating to short-term leases	338	174	26

Total amounts recognized in profit or loss	1,105	934	140